Equity instruments (Tables) - Equity investments	12 Months Ended
Dec. 31, 2022
Financial assets
Schedule of financial assets

	12/31/2021	12/31/2022

Classification:
Financial assets at fair value through profit or loss	2,764	4,063
Financial assets at fair value through other comprehensive income	799	697
	3,563	4,760
Type:
Shares of Mexican companies	3,563	4,760
	3,563	4,760

Financial assets at fair value through other comprehensive income category
Financial assets
Schedule of changes in financial instruments

	2020	2021	2022

Beginning balance as of January 1	642	768	799
Write-off of equity instruments	—	—	63
Net additions/(disposals)	—	148	(147)
Valuation adjustments	126	(117)	(18)
Balance at year-end	768	799	697